UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments

Taylor Frigon Core Growth Fund
		Schedule of Investments
	August 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
8,227	Echo Global Logistics, Inc. *	$ 125,050	2.46%

Biological Products (No Diagnostic Substances)
21,115	Compugen Ltd. * (Israel)	64,401	1.27%

Chemicals & Allied Products
1,191	Balchem Corporation	89,277	1.76%

Computer Communications Equipment
813	Arista Networks, Inc. *	143,210
2,089	Silicom Ltd. (Israel)	114,268
		257,478	5.07%

Computer Peripheral Equipment, NEC
4,925	Radcom Ltd. * (Israel)	96,530	1.90%

Electronic Components, NEC
2,766	Impinj, Inc. *	105,772	2.08%

Electronic Connectors
1,357	Amphenol Corporation	109,836	2.16%

Hazardous Waste Management
875	Stericycle, Inc. *	62,904	1.24%

In Vitro & In Vivo Diagnostic Substances
537	IDEXX Laboratories, Inc. *	83,466
2,787	Myriad Genetics, Inc. *	84,976
		168,442	3.32%

Operative Builders
1,957	Toll Brothers, Inc.	76,245	1.50%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,292	Edwards Lifesciences Corporation *	146,849	2.89%

Printing Trades Machinery & Equipment
5,734	Kornit Digital Ltd. * (Israel)	97,478	1.92%

Radio & TV Broadcasting & Communications Equipment
8,541	Airgain, Inc. *	93,780	1.85%

Refrigeration & Service Industry Machinery
1,097	The Middleby Corporation *	133,505	2.63%

Retail - Auto Dealers & Gasoline Stations
1,401	CarMax, Inc. *	94,077	1.85%

Retail - Building Materials, Hardware, Garden Supply
2,142	Tractor Supply Company	127,470	2.51%

Retail - Catalog & Mail-Order Houses
89	Amazon.com, Inc. *	87,273	1.72%

Semiconductors & Related Devices
2,285	Acacia Communications, Inc. *	111,577
1,732	Applied Optoelectronics, Inc. *	102,396
2,384	Inphi Corporation *	91,283
3,993	Mellanox Technologies, Ltd. * (Israel)	187,471
1,242	NVIDIA Corporation	210,445
139,501	QuickLogic Corporation *	186,931
5,410	Tower Semiconductor Ltd. * (Israel)	163,436
		1,053,539	20.76%

Services - Business Services, NEC
583	Alliance Data Systems Corporation	131,467	2.59%

Services - Computer Processing & Data Preparation
867	Fiserv, Inc. *	107,257
1,192	Verisk Analytics, Inc. *	96,612
		203,869	4.02%
Services - Computer Programming Services
1,498	EPAM Systems, Inc. *	121,832	2.40%

Services - Computer Programming, Data Processing, Etc.
510	FactSet Research Systems, Inc.	80,162
2,408	IHS Markit Ltd. (United Kingdom) *	112,791
752	Wix.com Ltd.	48,955
		241,908	4.76%
Services - Consumer Credit Reporting, Collection Agencies
2,954	PRA Group, Inc. *	85,371	1.68%

Services - Prepackaged Software
1,431	salesforce.com, inc. *	136,646
1,680	Splunk Inc. *	112,711
2,919	Twilio Inc. *	85,468
		334,825	6.59%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
867	Ecolab Inc.	115,571	2.28%

Surgical & Medical Instruments & Apparatus
2,975	Glaukos Corporation *	112,306
2,253	Mazor Robotics Ltd. * (Israel)	106,499
1,478	ResMed Inc.	114,663
		333,468	6.57%

Total for Common Stocks (Cost $4,402,741)		4,558,217	89.78%

REAL ESTATE INVESTMENT TRUSTS
291	Equinix, Inc	136,307	2.68%
(Cost $115,619)
Total Investment Securities		4,694,524	92.46%
	(Cost $4,518,360)

Other Assets in Excess of Liabilities		382,568	7.54%

Net Assets		$ 5,077,092	100.00%

* Non-Income Producing Security.

NOTES TO FINANCIAL STATEMENTS

TAYLOR FRIGON CORE GROWTH FUND

August 31, 2017

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2017 was $4,518,360. At August 31, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

       $436,683                      ($260,519)                                    $176,164

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

ORGANIZATIONAL & OFFERING EXPENSES: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

EXPENSES: Expenses incurred by PFS Funds (the “Trust”) that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER: The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,558,217	$0	$0	$4,558,217
Real Estate Investment Trusts	$136,307	$0	$0	$136,307
Total	$4,694,524	$0	$0	$4,694,524

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended August 31, 2017. There were no transfers into or out of the levels during the three month period ended August 31, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended August 31, 2017.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:                     10/4/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:                     10/4/17

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                     10/4/17